COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Jun. 30, 2022 $ / shares	Jan. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2018 USD ($)	Mar. 31, 2016 USD ($)
Commitments And Contingencies [Line Items]
Outstanding letters of credit				$ 8,249
Conversion price | $ / shares				$ 0.4			$ 0.4
EBIDA tax rate excluding applicable taxes			10.00%
White Line B V [Member]
Commitments And Contingencies [Line Items]
Investment amount		$ 3,500
Percentage of issued and outstanding share acquired		10.00%
Guaranteed amount for investment repurchase		$ 3,500
Amount of investment repurchase								$ 3,500
Related Party [Member]
Commitments And Contingencies [Line Items]
Conversion price | $ / shares					$ 0.4
Directors And Certain Employees [Member]
Commitments And Contingencies [Line Items]
Conversion price | $ / shares					$ 0.4
Third Related Party [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable			€ 3,000	$ 3,191
Third Related Party Two [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable	$ 3,000					$ 4,000
Maximum agency fee payable						$ 20,000
Percentage of shares of the subsidiary will be sold	50.00%		50.00%
Third Related Party Two [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable				$ 4,000					$ 4,000
Expected Commission						2.00%			2.00%
Third Related Party Two [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Expected Commission	5.00%		5.00%	5.00%		3.00%			5.00%